UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2

ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2

Read instructions at end of form before preparing form.


1. Name and address of issuer:

Natixis Funds Trust I
399 Boylston Street
Boston, MA 02116
2.	The name of each series or class of securities for which this
 Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
 classes):   [  ]

 Loomis Sayles Core Plus Bond Fund

3.	Investment Company Act File Number:	811-04323


Securities Act File Number:	02-98326

4(a).	Last day of fiscal year for which this Form is filed:
September 30, 2007


4(b).	[ ]	 Check box if this Form is being filed late
(i.e., more than 90 calendar days
after the end of the issuers fiscal year).  (See Instruction A.2)


Note:  If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	[ ]	Check box if this is the last time the issuer will
 be filing this Form.





5. Calculation of registration fee:
(i) Aggregate sale price of securities sold during
the fiscal year pursuant to section 24(f):            $76,692,006


(ii) Aggregate price of securities redeemed or
repurchased during the fiscal year:                   $(76,778,383)

(iii) Aggregate price of securities redeemed or
 repurchased during any prior fiscal year ending
no earlier than October 11, 1995  that were not
previously used to reduce registration fees payable
to the Commission:                                   $(193,907,348)

(iv) Total available redemption credits
[add items 5(ii) and 5(iii)]:                         $(270,685,731)

(v)	Net sales  if Item 5(i) is greater than
Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:      $0


(vi)	Redemption credits available for use in
future years if Item 5(i) is less than Item
5(iv)[subtract Item  5(iv) from Item 5(i)]:	     ($193,993,725)


(vii)	Multiplier for determining registration
fee (See Instruction C.9):


                                                      x .0000307

(viii)	Registration fee due [multiply Item 5(v)
by Item 5(vii)] (enter 0 if no fee is due):=          $ 0

6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then repor t the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______.

7.	Interest due  if this Form is being filed more than 90 days
 after the end of the issuers fiscal year (see Instruction D):    $0

8. Total of the amount of the registration fee due plus any interest
 due [line 5(viii) plus line 7]:                                =$0

9.	Date the registration fee and any interest payment was sent
 to the Commissions lockbox depository:

Method of Delivery:
[  ]	Wire Transfer
[  ]	Mail or other means


SIGNATURES


	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)1     _/S/ Michael Kardok_________________________

                                   Michael Kardok, Treasurer

Date:  _December 13, 2007______


1 Please print the name and title of the signing officer below the signature.